Cover	Nov. 03, 2026
Cover [Abstract]
Document Period End Date	Nov. 03, 2026
Document Type	8-K
Registrant Name	Block, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37622
Entity Tax Identification Number	80-0429876
Entity Address, Address Line One	1955 Broadway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	(415)
Local Phone Number	375-3176
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0000001 par value per share
Trading Symbol	XYZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0001512673
Amendment Flag	false